Related Party Transactions (Due from/to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due from/to related parties-current
Due from related parties	$ 2,837	$ 2,608
Due to related parties	22,594	38,425
Due from related parties-non current
Due from related parties	2,253	2,224
Sohu [Member]
Due from/to related parties-current
Due from related parties	15	60
Due to related parties	101	145
Due from related parties-non current
Due from related parties	2,074	2,108
Tencent [Member]
Due from/to related parties-current
Due from related parties	2,822	2,548
Due to related parties	22,493	38,280
Due from related parties-non current
Due from related parties	$ 179	$ 116